Note 10 - Stockholders' Deficit	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Equity [Text Block]
10.	STOCKHOLDERS’ DEFICIT

Common Stock— The Company has one class of common shares outstanding. Refer to the Consolidated Balance Sheets for shares authorized, issued and outstanding as of the balance sheet dates.

Preferred Stock—As of December 31, 2024 and 2023, the Company was authorized to issue 60,000,000 shares of preferred stock (24,000,000 shares designated as Series A-1 Preferred Stock and 16,500,000 shares designated as Series B Preferred stock, none of which were issued or outstanding. Additionally, for the year ended December 31, 2024 and 2023, the Company authorized the issuance of 0 and 14,000 shares of Series C Convertible Voting Preferred Stock (the “Series C Stock”), respectively, 20,000 and 0 shares of Series D Convertible Preferred Stock, 6,000 and 0 shares of Series E Convertible Preferred Stock (the “Series E Stock”, the “Series D Stock” and together with the Series C Stock, the “Preferred Shares”), respectively. The Company issued 8,000 shares of Series C Stock on April 2, 2023, 6,000 shares of Series C Stock on July 18, 2023, the Company issued 8,000 shares of Series D Stock on March 28, 2024, 8,837.58 shares of Series D Stock on June 21, 2024, 2,997 shares of Series E Stock on September 27, 2024, 3,000 shares of Series E Stock on November 1, 2024.

As discussed in Note 7, the Company reclassified certain CPNs into convertible preferred shares by executing the Exchange Agreements. This reclassification resulted in two new classes of convertible preferred shares in 2024, the Series D and Series E Stock. The Company has three classes of convertible preferred shares issued and outstanding for both balance sheet dates presented - Series C Stock, Series D Stock and Series E Stock. The Preferred Shares are convertible, upon a notice of conversion by the holder, into shares of the Company’s common stock, par value $0.001 per share at an exchange price of $6.50 per share for the Series C Stock, $2.50 for the Series D Stock and a price equal to 80% of the 5-day VWAP for the Common Stock beginning on the fifth day preceding the date of the Notice of Conversion for the Series E Stock, subject to a beneficial ownership maximum of 19.99%. The Preferred Shares are voting stock and holders are entitled to vote together with the Common Stock on an as-if-converted-to-Common-Stock basis as determined by dividing the Liquidation Preference with respect to such shares of Preferred Shares are entitled to one vote for each share of Common Stock held on all matters submitted to a vote of stockholders. Accordingly, holders of Series C Preferred Stock will be entitled to one vote for each whole share of Common Stock into which their Series C Preferred Stock is then-convertible on all matters submitted to a vote of stockholders.

Cumulative Rights of Series C, D and E Stock Shareholders— The Preferred Shares accumulate undeclared dividends at an annual rate of 25%. Unpaid dividends and undeclared dividends are added to the aggregated Liquidation Preference which also includes the face value of Preferred Shares outstanding. In the event of any liquidation of the Company, holders of Preferred Shares then outstanding shall be entitled to be paid the Liquidation Preference out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of any other shares of capital.

	Dividends Earned for the Year Ended		Liquidation Preference
(In thousands)	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Series C	$3,510	$2,206	$19,715	$16,205
Series D	2,698	-	19,535	-
Series E	322	-	6,319	-
Total	$6,530	$2,206	$45,569	$16,205

Participating Rights of Series C, D and E Stock Shareholders— In the event the Company declares a dividend, and all cumulative dividends have been distributed, the Preferred Shares participate in any remaining declared dividends to be paid equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends paid on shares of Common Stock.

Warrants— Holders of warrants (the “Warrants”) grant the holder the right to purchase a specified number of shares of the Company at a specified price with an expiration date of five years. Holders of the Warrants may purchase 2,083 shares of common stock at an exercise price of $450.00 per share, with an expiration date of October 14, 2025, or an additional 13,333 shares of common stock at an exercise price of $187.50 per share with an expiration date of July 1, 2026.

Standby Equity Purchase Agreement Financing

On October 13, 2022, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (the “Investor, pursuant to which the Company has the right to sell to the Investor up to $8.0 million (the “Commitment Amount”) of its shares of common stock, at the Company’s request any time during the commitment period commencing on October 13, 2022. The SEPA terminated on November 3, 2024.

On May 24, 2023, we issued to the Investor 97,000 shares of common stock at a purchase price of $3.89, for an advance amount of $377 thousand.

On June 2, 2023, we issued to the Investor 100,000 shares of common stock at a purchase price of $2.82, for an advance amount of $282 thousand.